INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - R&D classified by nature (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
R&D classified by nature
Amortization intangible assets	$ 1,122,194	$ 1,270,529	$ 1,197,988
Import and export expenses	1,511,482	1,491,747	857,037
Depreciation of property, plant and equipment	1,912,965	2,229,407	2,007,366
Employee benefits and social securities	17,249,517	18,282,864	21,848,090
Maintenance	930,920	1,034,347	1,006,457
Energy and fuel	508,394	764,297	1,030,092
Supplies and materials	582,088	489,891	171,251
Mobility and travel	1,371,837	1,318,164	1,421,187
Share-based incentives		20,893,789
Professional fees and outsourced services	3,328,418	8,028,397	2,058,982
Professional fees related parties	32,816	401,005	759,149
Office supplies	358,999	383,561	567,149
Insurance	359,225	907,654	729,739
Depreciation of leased assets	566,818
Miscellaneous	188,804	228,205	977,086
Research and development expenses	4,195,270	3,689,391	3,950,100
Research and development expenses
R&D classified by nature
Amortization intangible assets	1,027,340	1,106,390	943,488
Import and export expenses	17,303	16,360	21,640
Depreciation of property, plant and equipment	97,171	220,849	223,515
Employee benefits and social securities	787,931	541,025	1,435,028
Maintenance	59,219	56,395	86,112
Energy and fuel	52,614	52,919	78,570
Supplies and materials	871,930	1,175,184	844,372
Mobility and travel	70,138	48,308	87,628
Share-based incentives			30,005
Professional fees and outsourced services	94,286	69,110	121,914
Professional fees related parties	821,809	378,273
Office supplies	9,801	3,796	17,932
Information technology expenses			8,851
Insurance	5,353	8,593	22,006
Depreciation of leased assets	7,079
Impairment of R&D projects	269,001
Miscellaneous	4,295	12,189	29,039
Research and development expenses	$ 4,195,270	$ 3,689,391	$ 3,950,100